Capital Stock, Warrants and Stock Options - Schedule of Stock Options (Details) (Parenthetical) - USD ($)					12 Months Ended
	Apr. 20, 2020	Oct. 24, 2019	Oct. 03, 2018	Sep. 27, 2018	Jun. 30, 2020		Jun. 30, 2019		Sep. 30, 2018
Stock option granted shares					7,532,659	[1]	43,750	[2]
CAD [Member]
Stock option exercise price					$ 0.56		$ 8.00
Consultant [Member]
Number of vested stock option shares				43,750
Stock option expiration term				5 years
Fair value of stock option vested			$ 43,893				$ 43,893
Consultant [Member] | CAD [Member]
Due to related party									$ 350,000
Stock option exercise price				$ 8.00
Directors and Officers [Member]
Number of vested stock option shares		1,575,000
Stock option expiration term		5 years
Fair value of stock option vested		$ 435,069			309,211
Directors and Officers [Member] | CAD [Member]
Stock option exercise price		$ 0.60
Directors [Member]
Number of vested stock option shares	5,957,659
Stock option expiration term	5 years
Fair value of stock option vested	$ 1,536,764				$ 162,855
Directors [Member] | CAD [Member]
Stock option exercise price	$ 0.55

[1]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $309,211 for the year ended June 30, 2020 (year ended June 30, 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On September 27, 2018, 43,750 fully-vested stock options were issued to a consultant to whom C$350,000 was due and payable and reflected in accrued liabilities at September 30, 2018. These options had a 5-year life and were exercisable at C$8.00 per share. On October 3, 2018, these options were exercised in full, with consideration received being the liability already on the Company's books, extinguishing the liability in full. The grant date fair value of the options was estimated at $43,893. The vesting of these options resulted in stock-based compensation of $nil for the year ended June 30, 2020 (year ended June 30, 2019 - $43,893), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.